John Hancock
Income Securities Trust
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 49.0% (32.9% of Total investments)				$89,820,522
(Cost $87,613,729)
U.S. Government 2.3%				4,112,732
U.S. Treasury
Bond	2.250	08-15-49	3,765,000	3,974,869
Note (A)(B)	1.750	12-31-24	50,000	51,010
Note (A)(B)	1.750	11-15-29	85,000	86,853
U.S. Government Agency 46.7%				85,707,790
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	10-01-31	2,206,159	2,293,373
30 Yr Pass Thru	3.000	03-01-43	537,637	564,145
30 Yr Pass Thru	3.000	10-01-49	1,984,492	2,042,803
30 Yr Pass Thru	3.000	12-01-49	118,984	123,112
30 Yr Pass Thru	3.000	12-01-49	4,020,369	4,130,962
30 Yr Pass Thru	3.500	07-01-46	1,772,274	1,855,543
30 Yr Pass Thru	3.500	10-01-46	707,954	748,739
30 Yr Pass Thru	3.500	12-01-46	376,005	398,489
30 Yr Pass Thru	3.500	02-01-47	2,043,706	2,163,998
30 Yr Pass Thru	3.500	11-01-48	3,617,335	3,839,293
30 Yr Pass Thru	4.000	04-01-46	1,944,989	2,080,283
30 Yr Pass Thru	4.000	04-01-47	1,793,733	1,915,703
30 Yr Pass Thru	4.000	05-01-47	1,760,312	1,868,183
30 Yr Pass Thru	4.000	06-01-47	1,877,858	1,992,931
30 Yr Pass Thru	4.000	03-01-48	1,485,486	1,567,742
30 Yr Pass Thru	4.500	09-01-41	967,451	1,055,493
Federal National Mortgage Association
30 Yr Pass Thru	3.000	12-01-42	1,762,498	1,846,782
30 Yr Pass Thru	3.000	07-01-43	568,500	589,823
30 Yr Pass Thru	3.000	09-01-49	2,902,432	2,980,458
30 Yr Pass Thru	3.000	09-01-49	791,138	812,406
30 Yr Pass Thru	3.000	11-01-49	591,012	609,301
30 Yr Pass Thru	3.500	12-01-42	2,275,233	2,416,366
30 Yr Pass Thru	3.500	01-01-43	2,174,912	2,297,588
30 Yr Pass Thru	3.500	04-01-45	1,005,572	1,066,376
30 Yr Pass Thru	3.500	11-01-46	2,039,246	2,158,093
30 Yr Pass Thru	3.500	07-01-47	2,447,555	2,588,670
30 Yr Pass Thru	3.500	07-01-47	1,660,334	1,763,844
30 Yr Pass Thru	3.500	11-01-47	926,549	979,969
30 Yr Pass Thru	3.500	07-01-49	4,829,540	5,003,851
30 Yr Pass Thru	3.500	09-01-49	1,047,993	1,087,456
30 Yr Pass Thru	4.000	10-01-40	168,546	182,592
30 Yr Pass Thru	4.000	09-01-41	1,231,140	1,326,813
30 Yr Pass Thru	4.000	09-01-41	336,708	365,189
30 Yr Pass Thru	4.000	09-01-41	692,315	745,033
30 Yr Pass Thru	4.000	10-01-41	937,320	1,011,918
30 Yr Pass Thru	4.000	06-01-46	1,865,223	1,980,444
30 Yr Pass Thru	4.000	02-01-47	3,019,164	3,236,803
30 Yr Pass Thru	4.000	06-01-47	1,616,739	1,719,641
30 Yr Pass Thru	4.000	06-01-47	3,172,594	3,401,293
30 Yr Pass Thru	4.000	11-01-47	2,086,454	2,201,257
30 Yr Pass Thru	4.000	12-01-47	824,797	883,480
30 Yr Pass Thru	4.000	01-01-48	2,702,276	2,847,249
30 Yr Pass Thru	4.000	04-01-48	2,472,066	2,635,589
30 Yr Pass Thru	4.000	06-01-48	4,373,431	4,664,093
2	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	07-01-41	1,645,723	$1,794,518

30 Yr Pass Thru	4.500	07-01-48	1,760,447	1,870,103
Foreign government obligations 0.7% (0.5% of Total investments)				$1,287,582
(Cost $1,114,502)
Qatar 0.4%				728,514
State of Qatar
Bond (C)	3.375	03-14-24	384,000	404,640
Bond (C)	5.103	04-23-48	245,000	323,874
Saudi Arabia 0.3%				559,068
Kingdom of Saudi Arabia Bond (A)(B)(C)	4.375	04-16-29	490,000	559,068

Corporate bonds 78.1% (52.4% of Total investments)				$143,204,455
(Cost $134,599,386)
Communication services 8.5%				15,543,100
Diversified telecommunication services 3.0%
AT&T, Inc. (B)	3.400	05-15-25	520,000	552,121
AT&T, Inc. (B)	3.800	02-15-27	275,000	299,992
C&W Senior Financing DAC (A)(B)(C)	6.875	09-15-27	240,000	257,700
CenturyLink, Inc. (C)	4.000	02-15-27	113,000	113,516
Cincinnati Bell, Inc. (A)(B)(C)	7.000	07-15-24	366,000	382,935
GCI LLC (C)	6.625	06-15-24	133,000	142,975
GCI LLC	6.875	04-15-25	165,000	172,219
Level 3 Financing, Inc. (C)	3.400	03-01-27	328,000	338,125
Liquid Telecommunications Financing PLC (C)	8.500	07-13-22	205,000	209,925
Radiate Holdco LLC (A)(B)(C)	6.625	02-15-25	245,000	247,450
Radiate Holdco LLC (C)	6.875	02-15-23	87,000	88,559
Telecom Argentina SA (C)	6.500	06-15-21	208,000	205,920
Telecom Argentina SA (C)	8.000	07-18-26	186,000	182,096
Telecom Italia Capital SA	7.200	07-18-36	365,000	452,600
Telecom Italia SpA (A)(B)(C)	5.303	05-30-24	250,000	272,500
UPCB Finance IV, Ltd. (B)(C)	5.375	01-15-25	200,000	204,804
Verizon Communications, Inc. (B)	4.400	11-01-34	260,000	311,643
Verizon Communications, Inc. (B)	4.862	08-21-46	830,000	1,072,814
Entertainment 1.4%
Activision Blizzard, Inc. (A)(B)	3.400	09-15-26	166,000	178,335
Lions Gate Capital Holdings LLC (C)	5.875	11-01-24	147,000	143,693
Netflix, Inc. (A)(B)	4.875	04-15-28	280,000	299,600
Netflix, Inc. (C)	4.875	06-15-30	209,000	218,013
Netflix, Inc. (A)(B)(C)	5.375	11-15-29	92,000	100,136
Netflix, Inc.	5.875	11-15-28	400,000	450,460
The Walt Disney Company (B)	7.750	01-20-24	1,020,000	1,227,507
Media 2.9%
Altice Financing SA (A)(B)(C)	6.625	02-15-23	375,000	381,563
Cablevision Systems Corp. (A)(B)	5.875	09-15-22	210,000	225,750
Charter Communications Operating LLC	4.200	03-15-28	580,000	625,842
Charter Communications Operating LLC	4.800	03-01-50	497,000	536,217
Charter Communications Operating LLC	5.750	04-01-48	590,000	706,935
Charter Communications Operating LLC	6.484	10-23-45	606,000	786,167
CSC Holdings LLC (C)	5.750	01-15-30	186,000	199,954
CSC Holdings LLC (C)	7.500	04-01-28	205,000	233,229
MDC Partners, Inc. (A)(B)(C)	6.500	05-01-24	379,000	342,995
National CineMedia LLC (C)	5.875	04-15-28	135,000	140,981
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	3

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Sirius XM Radio, Inc. (A)(B)(C)	5.000	08-01-27	484,000	$508,200
Sirius XM Radio, Inc. (B)(C)	5.375	07-15-26	260,000	274,243
WMG Acquisition Corp. (C)	4.875	11-01-24	165,000	169,950
WMG Acquisition Corp. (C)	5.500	04-15-26	175,000	184,188
Wireless telecommunication services 1.2%
CC Holdings GS V LLC	3.849	04-15-23	350,000	370,507
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	225,000	234,068
Oztel Holdings SPC, Ltd. (A)(B)(C)	6.625	04-24-28	230,000	249,011
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year U.S. ISDAFIX + 4.854%) (D)	6.875	07-19-27	200,000	200,000
Sprint Corp. (A)(B)	7.875	09-15-23	270,000	286,845
Telefonica Celular del Paraguay SA (C)	5.875	04-15-27	200,000	213,657
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	464,000	547,160
Consumer discretionary 6.7%				12,235,043
Auto components 0.1%
Dealer Tire LLC (C)	8.000	02-01-28	92,000	93,150
Automobiles 2.4%
Daimler Finance North America LLC (A)(B)(C)	2.700	06-14-24	230,000	234,484
Daimler Finance North America LLC (B)(C)	3.500	08-03-25	150,000	158,632
Ford Motor Credit Company LLC (A)(B)	4.134	08-04-25	894,000	918,041
Ford Motor Credit Company LLC	5.113	05-03-29	509,000	534,646
Ford Motor Credit Company LLC (B)	5.875	08-02-21	463,000	486,068
General Motors Company (A)(B)	4.875	10-02-23	507,000	549,861
General Motors Financial Company, Inc.	4.000	01-15-25	714,000	757,387
General Motors Financial Company, Inc. (A)(B)	4.300	07-13-25	350,000	375,707
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	80,000	86,000
Nissan Motor Acceptance Corp. (B)(C)	3.450	03-15-23	215,000	222,913
Diversified consumer services 0.3%
Laureate Education, Inc. (C)	8.250	05-01-25	170,000	182,113
Prime Security Services Borrower LLC (A)(B)(C)	6.250	01-15-28	163,000	161,472
Sotheby's (A)(B)(C)	7.375	10-15-27	251,000	255,681
Hotels, restaurants and leisure 1.2%
CCM Merger, Inc. (C)	6.000	03-15-22	195,000	197,925
Connect Finco Sarl (C)	6.750	10-01-26	371,000	392,796
Eldorado Resorts, Inc.	6.000	09-15-26	125,000	137,031
Eldorado Resorts, Inc.	7.000	08-01-23	130,000	134,414
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	152,000	160,740
International Game Technology PLC (C)	6.500	02-15-25	225,000	253,688
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	158,000	167,448
Resorts World Las Vegas LLC (B)(C)	4.625	04-16-29	200,000	212,362
Twin River Worldwide Holdings, Inc. (C)	6.750	06-01-27	268,000	282,740
Waterford Gaming LLC (C)(E)(F)	8.625	09-15-14	95,877	0
Wyndham Destinations, Inc. (C)	4.625	03-01-30	136,000	139,570
Yum! Brands, Inc. (A)(B)(C)	4.750	01-15-30	183,000	195,169
Internet and direct marketing retail 2.2%
Amazon.com, Inc. (B)	3.150	08-22-27	660,000	714,095
Amazon.com, Inc. (A)(B)	4.050	08-22-47	328,000	404,885
Expedia Group, Inc. (B)(C)	3.250	02-15-30	430,000	423,874
Expedia Group, Inc. (A)(B)	3.800	02-15-28	582,000	604,092
Expedia Group, Inc. (A)(B)	5.000	02-15-26	457,000	511,622
Prosus NV (A)(B)(C)	5.500	07-21-25	400,000	448,179
4	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
QVC, Inc. (A)(B)	4.375	03-15-23	325,000	$336,729
QVC, Inc. (B)	5.125	07-02-22	240,000	254,565
QVC, Inc. (A)(B)	5.450	08-15-34	280,000	284,002
Leisure products 0.1%
Diamond Sports Group LLC (A)(B)(C)	6.625	08-15-27	285,000	266,475
Multiline retail 0.4%
Dollar Tree, Inc. (A)(B)	4.200	05-15-28	634,000	696,487
Consumer staples 1.6%				2,990,702
Beverages 0.8%
Anheuser-Busch InBev Worldwide, Inc. (B)	4.600	04-15-48	334,000	403,489
Coca-Cola European Partners PLC (B)	4.500	09-01-21	1,000,000	1,031,285
Food and staples retailing 0.1%
Albertsons Companies, Inc. (C)	4.875	02-15-30	112,000	115,080
Simmons Foods, Inc. (A)(B)(C)	5.750	11-01-24	172,000	173,720
Food products 0.5%
JBS Investments II GmbH (A)(B)(C)	5.750	01-15-28	498,000	525,744
Kraft Heinz Foods Company (C)	4.875	02-15-25	221,000	226,799
Post Holdings, Inc. (A)(B)(C)	5.500	12-15-29	136,000	143,976
Personal products 0.2%
Natura Cosmeticos SA (C)	5.375	02-01-23	355,000	370,609
Energy 9.2%				16,972,007
Energy equipment and services 0.6%
Archrock Partners LP	6.000	10-01-22	260,000	260,325
CSI Compressco LP	7.250	08-15-22	379,000	356,260
CSI Compressco LP (C)	7.500	04-01-25	297,000	294,897
Tervita Corp. (C)	7.625	12-01-21	205,000	208,588
Oil, gas and consumable fuels 8.6%
Aker BP ASA (C)	3.000	01-15-25	204,000	205,687
Cheniere Energy Partners LP (A)(B)(C)	4.500	10-01-29	403,000	410,053
Cimarex Energy Company (A)(B)	4.375	06-01-24	235,000	249,827
Colorado Interstate Gas Company LLC (B)(C)	4.150	08-15-26	178,000	190,233
Continental Resources, Inc. (B)	5.000	09-15-22	358,000	359,880
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (A)(B)(D)	7.375	12-15-22	462,000	436,590
DCP Midstream Operating LP (A)(B)	5.125	05-15-29	100,000	105,500
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	441,000	413,438
Enable Midstream Partners LP (A)(B)	3.900	05-15-24	321,000	330,091
Enable Midstream Partners LP (B)	4.950	05-15-28	287,000	296,517
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	340,000	353,263
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	294,000	320,904
Energy Transfer Operating LP (B)	4.200	04-15-27	130,000	138,592
Energy Transfer Operating LP (A)(B)	4.250	03-15-23	422,000	444,085
Energy Transfer Operating LP (B)	5.150	03-15-45	345,000	358,812
Energy Transfer Operating LP	5.875	01-15-24	274,000	305,772
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) (B)	5.250	08-16-77	538,000	555,754
Husky Energy, Inc. (A)(B)	3.950	04-15-22	305,000	315,876
Kinder Morgan Energy Partners LP (B)	3.500	03-01-21	500,000	507,439
Kinder Morgan Energy Partners LP (B)	7.750	03-15-32	195,000	273,383
MPLX LP (A)(B)	4.000	03-15-28	313,000	329,073
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MPLX LP (B)(C)	4.250	12-01-27	164,000	$176,134
MPLX LP (B)(C)	5.250	01-15-25	176,000	184,956
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)(D)	6.875	02-15-23	752,000	757,640
Murphy Oil Corp.	5.750	08-15-25	164,000	168,818
Newfield Exploration Company	5.625	07-01-24	299,000	330,070
ONEOK Partners LP (A)(B)	4.900	03-15-25	134,000	149,799
Parsley Energy LLC (A)(B)(C)	5.625	10-15-27	231,000	244,745
PBF Holding Company LLC (C)	6.000	02-15-28	222,000	227,017
Petrobras Global Finance BV (A)(B)(C)	5.093	01-15-30	644,000	706,693
Petrobras Global Finance BV (A)(B)	6.900	03-19-49	180,000	219,663
Sabine Pass Liquefaction LLC (B)	4.200	03-15-28	261,000	279,222
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27	245,000	273,383
Sabine Pass Liquefaction LLC (B)	5.875	06-30-26	424,000	492,412
Suncor Energy, Inc. (B)	9.250	10-15-21	1,000,000	1,122,554
Sunoco Logistics Partners Operations LP (B)	3.900	07-15-26	460,000	481,748
Sunoco Logistics Partners Operations LP (B)	5.400	10-01-47	250,000	271,001
Targa Resources Partners LP (A)(B)	5.875	04-15-26	400,000	422,000
Teekay Offshore Partners LP (C)	8.500	07-15-23	264,000	269,615
The Williams Companies, Inc. (A)(B)	3.750	06-15-27	355,000	375,310
The Williams Companies, Inc. (A)(B)	4.550	06-24-24	791,000	864,046
The Williams Companies, Inc. (A)(B)	5.750	06-24-44	114,000	135,969
TransCanada PipeLines, Ltd. (A)(B)	4.250	05-15-28	205,000	229,735
WPX Energy, Inc. (A)(B)	4.500	01-15-30	191,000	192,188
WPX Energy, Inc. (A)(B)	5.250	09-15-24	100,000	104,750
WPX Energy, Inc. (A)(B)	5.250	10-15-27	260,000	271,700
Financials 22.4%				41,035,676
Banks 12.7%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (C)(D)	6.750	06-15-26	200,000	229,750
Banco Santander SA (A)(B)	4.379	04-12-28	200,000	226,084
Bank of America Corp. (B)	3.950	04-21-25	425,000	460,541
Bank of America Corp. (B)	4.200	08-26-24	200,000	217,504
Bank of America Corp. (A)(B)	4.450	03-03-26	463,000	517,444
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (A)(B)(D)	6.300	03-10-26	610,000	710,266
Barclays Bank PLC (B)(C)	10.179	06-12-21	475,000	525,832
Barclays PLC (B)	4.375	01-12-26	340,000	374,681
BPCE SA (B)(C)	4.500	03-15-25	475,000	519,307
BPCE SA (B)(C)	5.700	10-22-23	1,145,000	1,276,194
Citigroup, Inc. (B)	3.200	10-21-26	470,000	497,317
Citigroup, Inc. (B)	4.600	03-09-26	586,000	657,140
Citigroup, Inc. (B)	5.500	09-13-25	165,000	192,114
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (D)	4.700	01-30-25	433,000	440,989
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (A)(B)(D)	6.250	08-15-26	525,000	599,225
Credit Agricole SA (B)(C)	3.250	01-14-30	471,000	486,042
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(D)	7.875	01-23-24	600,000	683,014
Danske Bank A/S (B)(C)	5.000	01-12-22	286,000	301,332
Discover Bank (B)	2.450	09-12-24	324,000	327,740
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (D)	5.100	06-30-23	420,000	434,700
Freedom Mortgage Corp. (C)	8.125	11-15-24	259,000	257,705
Freedom Mortgage Corp. (C)	8.250	04-15-25	105,000	104,081
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) (B)	3.950	05-18-24	515,000	545,385
6	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (B)(D)	6.875	06-01-21	340,000	$356,432
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) (D)	6.375	03-30-25	200,000	219,060
ING Bank NV (B)(C)	5.800	09-25-23	1,000,000	1,120,215
ING Groep NV (B)	3.550	04-09-24	277,000	293,546
JPMorgan Chase & Co. (B)	2.950	10-01-26	553,000	579,732
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) (A)(B)	3.960	01-29-27	418,000	459,887
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (A)(B)(D)	4.600	02-01-25	379,000	386,921
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (D)	6.750	02-01-24	805,000	907,525
Lloyds Banking Group PLC (B)	4.450	05-08-25	745,000	825,032
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(B)(D)	7.500	06-27-24	385,000	431,450
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (A)(B)(D)	5.125	11-01-26	345,000	376,913
Santander Holdings USA, Inc. (B)(C)	3.244	10-05-26	669,000	685,683
Santander Holdings USA, Inc. (B)	3.400	01-18-23	270,000	278,977
Santander Holdings USA, Inc. (B)	3.500	06-07-24	564,000	588,504
Santander Holdings USA, Inc. (B)	4.400	07-13-27	155,000	169,678
Santander UK Group Holdings PLC (C)	4.750	09-15-25	365,000	398,371
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)(C)(D)	7.375	09-13-21	340,000	362,032
The PNC Financial Services Group, Inc. (A)(B)	2.200	11-01-24	481,000	490,113
The PNC Financial Services Group, Inc. (A)(B)	3.150	05-19-27	75,000	80,527
The PNC Financial Services Group, Inc. (A)(B)	3.500	01-23-24	177,000	188,788
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (B)(D)	4.850	06-01-23	335,000	349,341
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (B)(D)	6.750	08-15-21	455,000	484,748
The Royal Bank of Scotland Group PLC	3.875	09-12-23	480,000	507,927
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (A)(B)(D)	8.625	08-15-21	612,000	660,960
The Toronto-Dominion Bank (A)(B)	3.250	03-11-24	373,000	394,706
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (A)(B)(D)	5.875	06-15-25	975,000	1,101,370
Capital markets 2.2%
Ares Capital Corp. (B)	3.625	01-19-22	290,000	297,001
Cantor Fitzgerald LP (B)(C)	4.875	05-01-24	402,000	434,608
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (A)(B)(C)(D)	7.500	12-11-23	295,000	334,431
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)(C)(D)	7.500	07-17-23	310,000	341,574
Lazard Group LLC (B)	4.375	03-11-29	230,000	257,546
Macquarie Bank, Ltd. (B)(C)	4.875	06-10-25	520,000	575,509
Morgan Stanley (B)	3.875	01-27-26	400,000	438,237
Stearns Holdings LLC (C)	5.000	11-05-24	4,157	2,764
Stifel Financial Corp. (A)(B)	4.250	07-18-24	222,000	241,942
The Goldman Sachs Group, Inc. (A)(B)	3.850	01-26-27	730,000	792,050
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (A)(B)(C)(D)	7.000	01-31-24	295,000	324,827
Consumer finance 2.3%
Ally Financial, Inc.	5.125	09-30-24	645,000	718,014
Capital One Financial Corp. (B)	3.500	06-15-23	1,335,000	1,402,694
Capital One Financial Corp. (A)(B)	3.900	01-29-24	695,000	744,212
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (C)(D)	9.125	11-29-22	225,000	$242,730
Discover Financial Services	3.950	11-06-24	458,000	492,181
Discover Financial Services	4.100	02-09-27	124,000	135,834
Enova International, Inc. (C)	8.500	09-01-24	58,000	56,985
Enova International, Inc. (A)(B)(C)	8.500	09-15-25	260,000	258,006
Springleaf Finance Corp.	6.875	03-15-25	105,000	118,388
Diversified financial services 1.7%
Allied Universal Holdco LLC (C)	6.625	07-15-26	110,000	116,944
GE Capital International Funding Company Unlimited Company (B)	4.418	11-15-35	517,000	582,347
Gogo Intermediate Holdings LLC (C)	9.875	05-01-24	188,000	202,108
Jefferies Financial Group, Inc. (A)(B)	5.500	10-18-23	655,000	717,939
Jefferies Group LLC (B)	4.150	01-23-30	365,000	393,511
Jefferies Group LLC (A)(B)	4.850	01-15-27	422,000	468,495
Refinitiv US Holdings, Inc. (A)(B)(C)	6.250	05-15-26	43,000	46,388
Refinitiv US Holdings, Inc. (C)	8.250	11-15-26	69,000	76,766
Trident TPI Holdings, Inc. (C)	6.625	11-01-25	85,000	77,138
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	463,000	491,938
Insurance 2.5%
AXA SA (B)	8.600	12-15-30	175,000	259,413
Brighthouse Financial, Inc. (A)(B)	3.700	06-22-27	595,000	603,140
CNO Financial Group, Inc.	5.250	05-30-25	147,000	164,824
CNO Financial Group, Inc.	5.250	05-30-29	267,000	301,043
Liberty Mutual Group, Inc. (B)(C)	3.951	10-15-50	705,000	769,959
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) (B)	6.400	12-15-66	355,000	446,437
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (B)(C)	9.250	04-08-68	315,000	474,075
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (A)(B)(C)	5.100	10-16-44	365,000	400,588
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (B)	5.875	09-15-42	637,000	684,775
Teachers Insurance & Annuity Association of America (A)(B)(C)	4.270	05-15-47	430,000	513,916
Thrifts and mortgage finance 1.0%
Ladder Capital Finance Holdings LLLP (C)	5.250	03-15-22	95,000	97,613
Ladder Capital Finance Holdings LLLP (B)(C)	5.250	10-01-25	148,000	152,070
MGIC Investment Corp.	5.750	08-15-23	99,000	109,395
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	75,000	76,325
Nationstar Mortgage Holdings, Inc. (A)(B)(C)	8.125	07-15-23	160,000	169,200
Nationstar Mortgage Holdings, Inc. (C)	9.125	07-15-26	128,000	142,138
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (A)(B)(C)	3.622	04-26-23	273,000	282,194
Quicken Loans, Inc. (B)(C)	5.750	05-01-25	550,000	569,250
Radian Group, Inc.	4.500	10-01-24	144,000	153,389
Health care 4.5%				8,193,683
Biotechnology 0.8%
AbbVie, Inc. (B)(C)	3.200	11-21-29	684,000	714,477
AbbVie, Inc. (B)(C)	4.250	11-21-49	203,000	219,418
Shire Acquisitions Investments Ireland DAC (B)	3.200	09-23-26	473,000	497,820
Health care providers and services 3.0%
Centene Corp. (C)	4.250	12-15-27	90,000	94,050
Centene Corp. (C)	4.625	12-15-29	94,000	101,172
Centene Corp. (B)(C)	5.375	06-01-26	255,000	271,256
CVS Health Corp. (B)	3.000	08-15-26	82,000	85,068
8	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
CVS Health Corp. (B)	4.100	03-25-25	380,000	$413,406
CVS Health Corp. (B)	5.050	03-25-48	283,000	341,923
DaVita, Inc. (A)(B)	5.000	05-01-25	410,000	420,250
Encompass Health Corp. (A)(B)	4.500	02-01-28	48,000	49,442
Express Scripts Holding Company (A)(B)	4.750	11-15-21	1,000,000	1,049,264
HCA, Inc. (A)(B)	4.125	06-15-29	142,000	153,797
HCA, Inc. (A)(B)	5.250	04-15-25	375,000	426,472
HCA, Inc.	5.250	06-15-26	320,000	365,761
MEDNAX, Inc. (A)(B)(C)	5.250	12-01-23	290,000	295,800
MEDNAX, Inc. (A)(B)(C)	6.250	01-15-27	224,000	228,200
Rede D'or Finance Sarl (A)(B)(C)	4.500	01-22-30	242,000	243,210
Select Medical Corp. (A)(B)(C)	6.250	08-15-26	231,000	249,210
Team Health Holdings, Inc. (A)(B)(C)	6.375	02-01-25	65,000	38,189
Universal Health Services, Inc. (A)(B)(C)	4.750	08-01-22	240,000	241,655
Universal Health Services, Inc. (B)(C)	5.000	06-01-26	309,000	324,064
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (C)	4.250	05-01-28	62,000	62,904
Pharmaceuticals 0.7%
Bausch Health Companies, Inc. (C)	5.250	01-30-30	121,000	123,269
Bausch Health Companies, Inc. (A)(B)(C)	6.125	04-15-25	375,000	385,733
Bristol-Myers Squibb Company (B)(C)	3.250	02-20-23	258,000	269,158
Catalent Pharma Solutions, Inc. (A)(B)(C)	5.000	07-15-27	62,000	65,264
GlaxoSmithKline Capital PLC (B)	3.000	06-01-24	441,000	463,451
Industrials 9.5%				17,475,659
Aerospace and defense 1.1%
Arconic, Inc. (A)(B)	5.125	10-01-24	324,000	349,845
Huntington Ingalls Industries, Inc. (B)(C)	5.000	11-15-25	346,000	361,743
Kratos Defense & Security Solutions, Inc. (C)	6.500	11-30-25	206,000	219,390
The Boeing Company (A)(B)	3.200	03-01-29	519,000	546,793
TransDigm, Inc. (C)	5.500	11-15-27	538,000	541,309
Air freight and logistics 0.1%
XPO Logistics, Inc. (C)	6.500	06-15-22	191,000	194,343
Airlines 4.6%
Air Canada 2013-1 Class A Pass Through Trust (B)(C)	4.125	11-15-26	196,304	208,318
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	07-15-27	273,016	272,111
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	63,009	64,158
American Airlines 2001-1 Pass Through Trust	6.977	11-23-22	53,573	54,519
American Airlines 2013-2 Class A Pass Through Trust (B)	4.950	07-15-24	294,413	308,103
American Airlines 2015-1 Class A Pass Through Trust (B)	3.375	11-01-28	356,100	374,164
American Airlines 2015-1 Class B Pass Through Trust (B)	3.700	11-01-24	376,630	383,371
American Airlines 2016-1 Class A Pass Through Trust (B)	4.100	07-15-29	344,075	374,508
American Airlines 2017-1 Class A Pass Through Trust (B)	4.000	08-15-30	170,869	184,305
American Airlines 2017-1 Class AA Pass Through Trust (B)	3.650	08-15-30	262,875	281,494
American Airlines 2017-2 Class A Pass Through Trust (B)	3.600	04-15-31	154,361	160,645
American Airlines 2019-1 Class A Pass Through Trust (A)(B)	3.500	08-15-33	170,000	176,402
American Airlines 2019-1 Class AA Pass Through Trust (B)	3.150	08-15-33	259,000	271,830
Azul Investments LLP (A)(B)(C)	5.875	10-26-24	95,000	99,038
British Airways 2013-1 Class A Pass Through Trust (B)(C)	4.625	06-20-24	445,193	468,964
British Airways 2013-1 Class B Pass Through Trust (C)	5.625	12-20-21	22,778	22,912
British Airways 2018-1 Class A Pass Through Trust (B)(C)	4.125	03-20-33	138,080	146,411
Continental Airlines 2007-1 Class A Pass Through Trust (B)	5.983	10-19-23	365,673	383,785
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	81,890	$82,180
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	382,180	407,523
Delta Air Lines, Inc.	2.900	10-28-24	510,000	514,983
Delta Air Lines, Inc. (A)(B)	3.800	04-19-23	312,000	324,119
Delta Air Lines, Inc. (A)(B)	4.375	04-19-28	355,000	377,061
JetBlue 2019-1 Class AA Pass Through Trust (B)	2.750	11-15-33	239,000	248,170
United Airlines 2014-2 Class A Pass Through Trust (B)	3.750	03-03-28	375,196	397,968
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	316,446	326,092
United Airlines 2016-1 Class A Pass Through Trust (B)	3.450	01-07-30	267,371	278,533
United Airlines 2016-1 Class B Pass Through Trust (B)	3.650	01-07-26	382,861	386,832
United Airlines 2018-1 Class B Pass Through Trust (B)	4.600	03-01-26	112,097	115,999
United Airlines 2019-1 Class A Pass Through Trust (B)	4.550	02-25-33	236,037	265,737
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	239,161	260,655
US Airways 2012-1 Class A Pass Through Trust (B)	5.900	04-01-26	193,057	216,938
Building products 0.1%
Owens Corning (A)(B)	3.950	08-15-29	235,000	255,035
Commercial services and supplies 0.3%
APX Group, Inc. (A)(B)	7.625	09-01-23	279,000	272,723
Clean Harbors, Inc. (A)(B)(C)	4.875	07-15-27	50,000	52,620
LSC Communications, Inc. (C)	8.750	10-15-23	321,000	174,143
Construction and engineering 0.3%
AECOM (A)(B)	5.125	03-15-27	415,000	442,930
Tutor Perini Corp. (A)(B)(C)	6.875	05-01-25	88,000	82,720
Industrial conglomerates 0.5%
3M Company (A)(B)	3.250	02-14-24	370,000	391,613
General Electric Company (A)(B)	5.550	01-05-26	450,000	525,323
Machinery 0.0%
Harsco Corp. (C)	5.750	07-31-27	83,000	84,868
Professional services 0.4%
IHS Markit, Ltd. (C)	4.000	03-01-26	273,000	293,652
IHS Markit, Ltd. (A)(B)(C)	4.750	02-15-25	128,000	141,600
IHS Markit, Ltd.	4.750	08-01-28	210,000	240,958
Road and rail 0.2%
Uber Technologies, Inc. (C)	7.500	09-15-27	316,000	333,282
Trading companies and distributors 1.9%
AerCap Ireland Capital DAC (A)(B)	2.875	08-14-24	382,000	390,234
AerCap Ireland Capital DAC (B)	5.000	10-01-21	373,000	391,426
Ahern Rentals, Inc. (C)	7.375	05-15-23	395,000	313,038
Air Lease Corp. (B)	3.625	12-01-27	164,000	172,753
Aircastle, Ltd. (A)(B)	4.400	09-25-23	176,000	188,836
Aircastle, Ltd. (B)	5.000	04-01-23	620,000	671,417
Aircastle, Ltd. (B)	5.500	02-15-22	225,000	239,782
Ashtead Capital, Inc. (C)	4.375	08-15-27	260,000	269,421
Avolon Holdings Funding, Ltd. (C)	5.125	10-01-23	225,000	244,816
H&E Equipment Services, Inc. (A)(B)	5.625	09-01-25	131,000	136,568
United Rentals North America, Inc. (A)(B)	3.875	11-15-27	171,000	172,710
United Rentals North America, Inc. (A)(B)	4.875	01-15-28	328,000	341,940
Information technology 7.4%				13,551,692
Communications equipment 0.8%
CommScope, Inc. (A)(B)(C)	8.250	03-01-27	377,000	387,368
Motorola Solutions, Inc. (B)	4.600	02-23-28	492,000	547,037
10	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Communications equipment (continued)
Telefonaktiebolaget LM Ericsson (A)(B)	4.125	05-15-22	545,000	$564,604
Electronic equipment, instruments and components 0.1%
Tech Data Corp. (B)	3.700	02-15-22	178,000	183,224
IT services 1.2%
Banff Merger Sub, Inc. (C)	9.750	09-01-26	215,000	220,601
Fiserv, Inc. (B)	3.200	07-01-26	446,000	470,980
PayPal Holdings, Inc. (B)	2.400	10-01-24	410,000	418,042
PayPal Holdings, Inc. (B)	2.850	10-01-29	489,000	502,696
Tempo Acquisition LLC (C)	6.750	06-01-25	102,000	105,570
VeriSign, Inc. (A)(B)	4.750	07-15-27	145,000	152,975
VeriSign, Inc.	5.250	04-01-25	270,000	297,270
Semiconductors and semiconductor equipment 3.8%
Broadcom Corp. (A)(B)	3.125	01-15-25	235,000	241,994
Broadcom Corp. (B)	3.875	01-15-27	770,000	813,834
Broadcom, Inc. (A)(B)(C)	4.750	04-15-29	418,000	468,137
KLA Corp. (A)(B)	4.100	03-15-29	260,000	292,061
Lam Research Corp. (A)(B)	3.750	03-15-26	335,000	366,412
Lam Research Corp. (A)(B)	4.875	03-15-49	275,000	360,972
Marvell Technology Group, Ltd. (A)(B)	4.875	06-22-28	385,000	435,332
Microchip Technology, Inc. (A)(B)	4.333	06-01-23	741,000	791,691
Micron Technology, Inc.	4.185	02-15-27	735,000	803,538
Micron Technology, Inc. (A)(B)	4.975	02-06-26	175,000	197,422
Micron Technology, Inc.	5.327	02-06-29	648,000	759,681
NXP BV (B)(C)	3.875	06-18-26	252,000	271,465
NXP BV (C)	4.625	06-01-23	645,000	695,943
NXP BV (A)(B)(C)	4.875	03-01-24	269,000	296,017
Qorvo, Inc. (B)	5.500	07-15-26	110,000	116,325
Software 0.3%
Autodesk, Inc. (A)(B)	2.850	01-15-30	153,000	156,570
Microsoft Corp. (B)	4.450	11-03-45	340,000	441,397
PTC, Inc. (C)	4.000	02-15-28	57,000	57,570
Technology hardware, storage and peripherals 1.2%
Dell International LLC (B)(C)	4.900	10-01-26	456,000	507,761
Dell International LLC (A)(B)(C)	5.300	10-01-29	462,000	531,413
Dell International LLC (B)(C)	8.350	07-15-46	502,000	702,720
Seagate HDD Cayman	4.750	01-01-25	365,000	393,070
Materials 1.6%				2,899,186
Chemicals 0.9%
Cydsa SAB de CV (C)	6.250	10-04-27	265,000	274,938
Methanex Corp. (A)(B)	4.250	12-01-24	224,000	234,319
Methanex Corp. (A)(B)	5.250	12-15-29	295,000	310,921
Orbia Advance Corp. SAB de CV (C)	5.500	01-15-48	285,000	308,872
Syngenta Finance NV (B)(C)	4.441	04-24-23	470,000	496,565
Construction materials 0.2%
Cemex SAB de CV (C)	6.125	05-05-25	270,000	278,778
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (C)	6.000	02-15-25	215,000	224,675
Metals and mining 0.3%
Anglo American Capital PLC (C)	4.750	04-10-27	270,000	300,581
Commercial Metals Company (A)(B)	5.375	07-15-27	92,000	95,910
Newmont Corp. (A)(B)	2.800	10-01-29	169,000	173,364
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Paper and forest products 0.1%
Norbord, Inc. (B)(C)	6.250	04-15-23	185,000	$200,263
Real estate 2.6%				4,737,761
Equity real estate investment trusts 2.6%
American Homes 4 Rent LP (B)	4.250	02-15-28	305,000	334,016
American Tower Corp. (A)(B)	2.400	03-15-25	235,000	238,885
American Tower Corp. (B)	2.950	01-15-25	257,000	267,787
American Tower Corp. (A)(B)	3.550	07-15-27	488,000	521,372
American Tower Corp. (B)	3.800	08-15-29	210,000	228,246
CyrusOne LP	3.450	11-15-29	221,000	228,076
Equinix, Inc. (A)(B)	3.200	11-18-29	424,000	438,971
Equinix, Inc. (A)(B)	5.375	05-15-27	205,000	222,179
GLP Capital LP	5.375	04-15-26	265,000	300,886
iStar, Inc. (A)(B)	4.750	10-01-24	920,000	956,800
SBA Communications Corp. (C)	3.875	02-15-27	132,000	133,815
SBA Tower Trust (B)(C)	3.722	04-09-48	473,000	489,266
The GEO Group, Inc.	6.000	04-15-26	72,000	64,080
Ventas Realty LP (B)	3.500	02-01-25	254,000	269,492
VICI Properties LP (A)(B)(C)	4.625	12-01-29	42,000	43,890
Utilities 4.1%				7,569,946
Electric utilities 2.1%
ABY Transmision Sur SA (C)	6.875	04-30-43	244,875	311,628
Duke Energy Corp. (B)	3.550	09-15-21	1,000,000	1,025,515
Emera US Finance LP (A)(B)	3.550	06-15-26	183,000	195,252
Empresa Electrica Angamos SA (C)	4.875	05-25-29	297,360	312,258
Exelon Generation Company LLC (A)(B)	4.000	10-01-20	1,000,000	1,008,987
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	215,000	189,471
Vistra Operations Company LLC (C)	3.700	01-30-27	420,000	422,206
Vistra Operations Company LLC (A)(B)(C)	4.300	07-15-29	390,000	401,615
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	216,000	231,120
Independent power and renewable electricity producers 0.8%
Greenko Dutch BV (C)	4.875	07-24-22	310,000	311,891
NextEra Energy Capital Holdings, Inc. (B)	3.550	05-01-27	507,000	549,331
NextEra Energy Operating Partners LP (A)(B)(C)	3.875	10-15-26	247,000	249,470
NextEra Energy Operating Partners LP (A)(B)(C)	4.500	09-15-27	110,000	114,714
NRG Energy, Inc. (B)(C)	3.750	06-15-24	205,000	214,294
Multi-utilities 1.1%
Berkshire Hathaway Energy Company (B)	8.480	09-15-28	550,000	802,229
CenterPoint Energy, Inc. (B)	2.500	09-01-24	170,000	173,117

CMS Energy Corp. (B)	5.050	03-15-22	1,000,000	1,056,848
Municipal bonds 0.2% (0.1% of Total investments)				$347,124
(Cost $331,492)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	296,000	314,938

New Jersey Transportation Trust Fund Authority	4.131	06-15-42	30,000	32,186
Term loans (G) 0.1% (0.0% of Total investments)				$129,419
(Cost $139,762)
Financials 0.1%				129,419
Capital markets 0.1%

LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%)	7.763	05-01-23	140,625	129,419
12	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 10.5% (7.1% of Total investments)				$19,276,296
(Cost $19,214,433)
Commercial and residential 7.9%				14,479,073
Americold LLC Series 2010-ARTA, Class D (C)	7.443	01-14-29	605,000	619,183
Angel Oak Mortgage Trust I LLC Series 2018-3, Class A1 (C)(H)	3.649	09-25-48	129,594	131,454
Arroyo Mortgage Trust
Series 2018-1, Class A1 (C)(H)	3.763	04-25-48	543,817	550,681
Series 2019-2, Class A1 (C)(H)	3.347	04-25-49	415,430	421,852
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C (C)(H)	3.716	04-14-33	490,000	519,799
Series 2019-BPR, Class ENM (C)(H)	3.843	11-05-32	175,000	167,696
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2	3.043	11-15-52	241,000	252,709
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (C)(I)	4.113	03-15-37	214,000	215,414
BBCMS Trust
Series 2015-MSQ, Class D (C)(H)	4.123	09-15-32	480,000	491,335
Series 2015-SRCH, Class D (C)(H)	5.122	08-10-35	295,000	330,649
Series 2020-C6, Class A2	2.690	02-15-53	155,000	159,646
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-1, Class B2 (F)(H)	3.518	03-25-35	405	11,132
BENCHMARK Mortgage Trust
Series 2019-B11, Class A2	3.410	05-15-52	290,000	306,748
Series 2019-B14, Class A2	2.915	12-15-62	298,000	310,237
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (C)(H)	2.666	07-25-59	168,050	168,533
BWAY Mortgage Trust Series 2015-1740, Class XA IO (C)	1.023	01-10-35	6,885,000	122,893
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (C)(I)	2.997	03-15-37	245,000	245,390
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (C)(I)	3.826	07-15-32	241,175	240,571
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (C)(I)	3.926	11-15-36	370,000	370,460
Citigroup Commercial Mortgage Trust Series 2019-SMRT, Class A (C)	4.149	01-10-36	121,000	130,449
COLT Mortgage Loan Trust
Series 2018-2, Class A1 (C)(H)	3.470	07-27-48	35,678	35,813
Series 2019-2, Class A1 (C)(H)	3.337	05-25-49	165,741	167,017
Series 2020-1, Class A1 (C)(H)	2.488	02-25-50	172,000	172,191
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.795	08-15-45	1,788,260	60,814
Series 2012-CR3, Class XA IO	2.017	10-15-45	2,603,226	104,813
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.587	05-10-51	3,845,784	130,322
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (H)	4.934	12-10-44	360,000	375,590
Series 2013-300P, Class D (C)(H)	4.540	08-10-30	340,000	357,839
Series 2020-CBM, Class A2 (C)	2.896	11-13-39	50,688	52,207
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (C)(I)	3.276	05-15-36	630,000	631,579
CSMC Trust Series 2019-AFC1, Class A1 (C)	2.573	07-25-49	385,256	387,106
Galton Funding Mortgage Trust Series 2018-1, Class A43 (C)(H)	3.500	11-25-57	97,941	98,502
GS Mortgage Securities Trust
Series 2012-GCJ7, Class XA IO	2.349	05-10-45	4,454,704	116,572
Series 2015-GC30, Class A3	3.119	05-10-50	160,000	168,935
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-GC34, Class A4	3.506	10-10-48	156,000	$168,601
Series 2016-RENT, Class D (C)(H)	4.202	02-10-29	420,000	424,339
Series 2017-485L, Class C (C)(H)	4.115	02-10-37	240,000	253,425
Series 2019-GC39, Class A2	3.457	05-10-52	409,000	432,258
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	4,486,892	70,103
Series 2007-4, Class ES IO	0.350	07-19-47	4,541,593	65,963
Series 2007-6, Class ES IO (C)	0.343	08-19-37	4,082,615	58,245
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (C)(I)	3.376	12-15-34	110,000	109,997
IMT Trust Series 2017-APTS, Class CFX (C)(H)	3.613	06-15-34	190,000	195,876
Irvine Core Office Trust Series 2013-IRV, Class A2 (C)(H)	3.279	05-15-48	245,000	255,172
JPMBB Commercial Mortgage Securities Trust Series 2016-C1, Class A4	3.311	03-15-49	115,000	123,147
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-HSBC, Class XA IO (C)	1.582	07-05-32	2,648,136	80,987
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (C)(I)	3.026	05-15-36	140,000	139,911
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(I)	3.076	11-15-34	304,000	304,096
MSCG Trust Series 2016-SNR, Class D (C)	6.550	11-15-34	395,250	405,681
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(H)	3.917	11-15-32	100,000	102,691
Series 2018-ALXA, Class C (C)(H)	4.460	01-15-43	175,000	195,025
One Market Plaza Trust Series 2017-1MKT, Class D (C)	4.146	02-10-32	190,000	196,328
Seasoned Credit Risk Transfer Trust Series 2019-2, Class MA	3.500	08-25-58	413,918	436,578
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (C)(H)	3.793	03-25-48	90,580	91,459
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	405,000	425,361
VNDO Mortgage Trust Series 2013-PENN, Class D (C)(H)	4.079	12-13-29	327,000	329,043
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (C)(H)	2.800	03-18-28	275,000	274,558
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (C)(I)	3.326	12-15-34	120,000	119,636
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (C)	2.055	11-15-45	3,372,223	140,161
Series 2013-C15, Class B (H)	4.643	08-15-46	155,000	165,680
Series 2013-C16, Class B (H)	5.198	09-15-46	265,000	288,621
U.S. Government Agency 2.6%				4,797,223
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.439	12-25-21	3,342,222	62,567
Series K018, Class X1 IO	1.445	01-25-22	3,189,642	62,415
Series K021, Class X1 IO	1.556	06-25-22	894,176	25,356
Series K022, Class X1 IO	1.337	07-25-22	3,643,704	89,324
Series K040, Class A2	3.241	09-25-24	240,000	255,897
Series K043, Class A2	3.062	12-25-24	450,000	477,718
Series K718, Class X1 IO	0.727	01-25-22	15,157,768	141,405
Series K728, Class A2 (H)	3.064	08-25-24	156,000	164,846
Series K729, Class A2	3.136	10-25-24	276,000	292,501
Series KIR3, Class A1	3.038	08-25-27	575,000	608,322
Government National Mortgage Association
Series 2012-114, Class IO	0.778	01-16-53	1,195,214	53,460
14	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2016-174, Class IO	0.892	11-16-56	1,855,916	$133,724
Series 2017-109, Class IO	0.600	04-16-57	2,404,009	120,072
Series 2017-124, Class IO	0.709	01-16-59	3,140,104	193,226
Series 2017-135, Class IO	0.838	10-16-58	2,043,958	130,843
Series 2017-140, Class IO	0.609	02-16-59	1,809,475	101,081
Series 2017-20, Class IO	0.743	12-16-58	3,886,319	222,670
Series 2017-22, Class IO	0.933	12-16-57	1,248,649	94,479
Series 2017-46, Class IO	0.620	11-16-57	2,942,202	162,933
Series 2017-61, Class IO	0.764	05-16-59	1,777,313	118,459
Series 2017-74, Class IO	0.775	09-16-58	3,283,307	182,861
Series 2018-114, Class IO	0.540	04-16-60	3,974,222	233,695
Series 2018-158, Class IO	0.727	05-16-61	2,697,152	200,602
Series 2018-35, Class IO	0.527	03-16-60	3,025,104	160,297
Series 2018-43, Class IO	0.576	05-16-60	4,756,400	267,790
Series 2018-69, Class IO	0.554	04-16-60	2,008,809	119,229

Series 2018-9, Class IO	0.559	01-16-60	2,245,222	121,451
Asset backed securities 8.2% (5.5% of Total investments)				$15,137,668
(Cost $14,761,305)
Asset backed securities 8.2%				15,137,668
AccessLex Institute Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (I)	2.210	05-25-36	223,569	219,655
Americredit Automobile Receivables Trust
Series 2018-2, Class C	3.590	06-18-24	195,000	202,494
Series 2018-3, Class C	3.740	10-18-24	158,000	165,724
Applebee's Funding LLC Series 2019-1A, Class A2I (C)	4.194	06-07-49	440,000	451,229
Arby's Funding LLC Series 2015-1A, Class A2 (C)	4.969	10-30-45	612,800	629,824
Avis Budget Rental Car Funding Aesop LLC Series 2020-1A, Class A (C)	2.330	08-20-26	251,000	254,314
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A (C)	3.450	03-20-23	215,000	221,706
Series 2019-3A, Class A (C)	2.360	03-20-26	330,000	335,037
CARS-DB4 LP Series 2020-1A, Class B1 (C)	4.170	02-15-50	249,000	248,950
CLI Funding LLC Series 2018-1A, Class A (C)	4.030	04-18-43	358,735	366,434
CNH Equipment Trust Series 2018-B, Class A3	3.190	11-15-23	441,000	449,932
Coinstar Funding LLC Series 2017-1A, Class A2 (C)	5.216	04-25-47	369,550	382,904
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	18,503	15,132
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.531	02-25-35	113,913	114,019
DB Master Finance LLC
Series 2017-1A, Class A2I (C)	3.629	11-20-47	117,600	121,745
Series 2017-1A, Class A2II (C)	4.030	11-20-47	166,600	175,723
Series 2019-1A, Class A2I (C)	3.787	05-20-49	863,660	886,875
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (C)	4.118	07-25-47	522,963	556,286
Driven Brands Funding LLC Series 2015-1A, Class A2 (C)	5.216	07-20-45	512,263	527,215
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (C)	3.857	04-30-47	141,013	141,190
Ford Credit Floorplan Master Owner Trust
Series 2018-3, Class A1	3.520	10-15-23	695,000	717,413
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2019-2, Class A	3.060	04-15-26	515,000	$541,478
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (C)	2.900	04-15-26	485,000	504,803
Golden Credit Card Trust Series 2018-4A, Class A (C)	3.440	10-15-25	360,000	378,772
Hilton Grand Vacations Trust Series 2018-AA, Class A (C)	3.540	02-25-32	98,661	102,273
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	175,000	181,487
Series 2019-1A, Class A2I (C)	3.982	08-25-49	175,000	177,366
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (I)	2.034	10-27-42	130,701	127,101
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (C)	2.730	10-25-48	105,000	106,610
MVW Owner Trust Series 2018-1A, Class A (C)	3.450	01-21-36	258,694	267,041
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 (C)	2.600	08-15-68	422,000	430,507
New Residential Mortgage LLC
Series 2018-FNT1, Class A (C)	3.610	05-25-23	216,573	217,012
Series 2018-FNT2, Class A (C)	3.790	07-25-54	135,822	136,353
NextGear Floorplan Master Owner Trust
Series 2018-1A, Class A2 (C)	3.220	02-15-23	105,000	106,551
Series 2018-2A, Class A2 (C)	3.690	10-15-23	265,000	273,810
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (C)	3.193	01-25-23	99,005	99,449
Series 2018-PLS2, Class A (C)	3.265	02-25-23	142,850	143,233
Oxford Finance Funding LLC Series 2019-1A, Class A2 (C)	4.459	02-15-27	142,000	144,938
Santander Revolving Auto Loan Trust Series 2019-A, Class A (C)	2.510	01-26-32	400,000	408,007
Sesac Finance LLC Series 2019-1, Class A2 (C)	5.216	07-25-49	288,550	305,081
Sonic Capital LLC Series 2020-1A, Class A2I (C)	3.845	01-20-50	233,000	233,429
Taco Bell Funding LLC Series 2018-1A, Class A2I (C)	4.318	11-25-48	468,270	484,201
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(H)	3.921	10-25-53	125,000	128,886
Series 2015-2, Class 1M2 (C)(H)	3.784	11-25-60	300,000	322,061
Series 2017-2, Class A1 (C)(H)	2.750	04-25-57	79,361	80,201
Series 2018-1, Class A1 (C)(H)	3.000	01-25-58	155,106	157,990
Series 2018-3, Class A1 (C)(H)	3.750	05-25-58	236,094	246,598
Series 2018-4, Class A1 (C)(H)	3.000	06-25-58	391,037	403,392
Series 2018-5, Class A1A (C)(H)	3.250	07-25-58	103,082	105,729
Series 2019-1, Class A1 (C)(H)	3.750	03-25-58	232,980	245,830
Triton Container Finance V LLC Series 2018-1A, Class A (C)	3.950	03-20-43	289,917	291,787
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (C)	4.072	02-16-43	196,167	204,361
Westgate Resorts LLC
Series 2016-1A, Class A (C)	3.500	12-20-28	68,665	68,890
Series 2017-1A, Class A (C)	3.050	12-20-30	123,583	124,266
Westlake Automobile Receivables Trust Series 2019-1A, Class C (C)	3.450	03-15-24	201,000	204,374

16	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Common stocks 0.2% (0.1% of Total investments)		$417,186
(Cost $515,693)
Energy 0.2%		417,186
Oil, gas and consumable fuels 0.2%

Royal Dutch Shell PLC, ADR, Class A	8,000	417,186
Preferred securities 1.6% (1.1% of Total investments)		$2,879,885
(Cost $2,527,989)
Consumer staples 0.3%		537,500
Food and staples retailing 0.3%
Ocean Spray Cranberries, Inc., 6.250% (C)	6,250	537,500
Financials 0.5%		962,598
Banks 0.5%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.695% (I)	24,985	665,850
Wells Fargo & Company, Series L, 7.500%	192	296,748
Information technology 0.2%		289,447
Semiconductors and semiconductor equipment 0.2%
Broadcom, Inc., 8.000%	252	289,447
Real estate 0.5%		983,225
Equity real estate investment trusts 0.5%
Crown Castle International Corp., 6.875%	740	983,225
Utilities 0.1%		107,115
Electric utilities 0.0%
The Southern Company, 6.750%	624	35,437
Multi-utilities 0.1%
Dominion Energy, Inc., 7.250%	414	45,428
DTE Energy Company, 6.250%	512	26,250

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)				$18,217
(Cost $0)
Stearns Holdings LLC (C)(F)(J)	9.375	08-15-20	158,000	18,217

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.5% (0.3% of Total investments)				$805,000
(Cost $804,931)
U.S. Government Agency 0.5%				805,000
Federal Agricultural Mortgage Corp. Discount Note	1.500	02-03-20	175,000	175,000
Federal Home Loan Bank Discount Note	1.500	02-03-20	630,000	630,000

Total investments (Cost $261,623,222) 149.1%	$273,323,354
Other assets and liabilities, net (49.1%)	(89,952,824)
Total net assets 100.0%	$183,370,530

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 1-31-20, and is a component of the fund's leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-20 was $104,472,979. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $42,788,883.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $72,169,553 or 39.4% of the fund's net assets as of 1-31-20.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(J)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 1-31-20:
United States	86.7%
United Kingdom	3.3%
Canada	1.6%
Netherlands	1.5%
France	1.3%
Other countries	5.6%
TOTAL	100.0%
18	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$89,820,522	—	$89,820,522	—
Foreign government obligations	1,287,582	—	1,287,582	—
Corporate bonds	143,204,455	—	143,204,455	—
Municipal bonds	347,124	—	347,124	—
Term loans	129,419	—	129,419	—
Collateralized mortgage obligations	19,276,296	—	19,265,164	$11,132
Asset backed securities	15,137,668	—	15,137,668	—
Common stocks	417,186	$417,186	—	—
Preferred securities	2,879,885	1,359,160	1,520,725	—
Escrow certificates	18,217	—	—	18,217
Short-term investments	805,000	—	805,000	—
Total investments in securities	$273,323,354	$1,776,346	$271,517,659	$29,349
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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